Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 3,663,849	$ 2,588,781
Convertible note liability (refer note 15)	17,876,076	17,876,076
Non-Derivatives	21,539,925	20,464,857
Less Than 6 Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	3,663,849	2,588,781
Non-Derivatives	3,663,849	2,588,781
More Than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible note liability (refer note 15)	17,876,076	17,876,076
Non-Derivatives	17,876,076	17,876,076
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	3,663,849	2,588,781
Convertible note liability (refer note 15)	6,645,832	5,778,984
Non-Derivatives	$ 10,309,681	$ 8,367,765